Derivatives (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments
The following table summarizes derivative positions for the periods indicated as of March 31, 2013:

	April 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	65,766	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	64,944	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	130,710	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	8,944	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	2,339	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	11,283	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	58,508	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	26,208	36,026	38,362	39,199	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	7,233	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	4,318	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	3,493	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,513	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	5,232	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes derivative positions for the periods indicated as of June 30, 2013:

	July 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	44,004	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Put options: (1)
Hedged volume (MMMBtu)	43,453	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	87,457	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	5,985	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Put options:
Hedged volume (MBbls)	1,565	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	7,550	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	39,089	79,388	87,162	59,954	59,138	16,425
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.32)	$(0.33)	$(0.33)
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	17,778	39,718	43,292	46,294	38,880	10,804
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$(0.19)	$(0.19)
MichCon basis swaps:
Hedged volume (MMMBtu)	4,839	9,490	9,344	7,768	7,437	2,044
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$0.05	$0.05	$0.05
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	2,889	5,256	4,891	4,575	3,604	986
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.08)	$(0.08)
Permian basis swaps:
Hedged volume (MMMBtu)	2,337	4,891	5,074	4,219	4,819	1,314
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$(0.20)	$(0.20)	$(0.20)
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,012	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	3,501	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas put options of approximately 5,329 MMMBtu for the period July 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes derivative positions for the periods indicated as of September 30, 2013:

	October 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	22,002	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Put options: (1)
Hedged volume (MMMBtu)	21,727	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	43,729	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	2,992	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Put options:
Hedged volume (MBbls)	783	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	3,775	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	19,545	79,388	87,162	59,954	59,138	16,425
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.32)	$(0.33)	$(0.33)
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	9,010	39,718	43,292	46,294	38,880	10,804
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$0.20	$(0.19)	$(0.19)
MichCon basis swaps:
Hedged volume (MMMBtu)	2,420	9,490	9,344	7,768	7,437	2,044
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$0.05	$0.05	$0.05
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	1,444	5,256	4,891	4,575	3,604	986
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.08)	$(0.08)
Permian basis swaps:
Hedged volume (MMMBtu)	1,168	4,891	5,074	4,219	4,819	1,314
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$(0.20)	$(0.20)	$(0.20)
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	506	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	1,750	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas put options of approximately 2,664 MMMBtu for the period October 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes derivative positions for the periods indicated as of December 31, 2012:

	2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	87,290	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	86,198	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	173,488	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00

Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	11,871	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	3,105	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	14,976	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—

Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	77,800	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL - Rockies basis swaps:
Hedged volume (MMMBtu)	34,785	36,026	38,362	39,199	—	—
Hedge differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	9,600	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	5,731	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	4,636	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—

Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	6,944	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

Fair Value of Derivatives Outstanding on a Gross Basis by Location on the Balance Sheet
The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	March 31, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,034,866	$1,282,390
Liabilities:
Commodity derivatives	$352,259	$405,619

The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	June 30, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,181,540	$1,282,390
Liabilities:
Commodity derivatives	$230,908	$405,619

The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	September 30, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,073,942	$1,282,390
Liabilities:
Commodity derivatives	$233,107	$405,619

The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2012	2011
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$880,175
Liabilities:
Commodity derivatives	$405,619	$320,835